Note 5 - Inventories	12 Months Ended
Oct. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

5.      Inventories

As of October 31	2013	2012
Raw materials and supplies	$46,828	$33,843
Work-in-process	658	282
Finished goods	1,392	1,031
	48,878	35,156
Allowance for excess and obsolete inventory	(1,507)	(1,179)
Inventories	$47,371	$33,977